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      OFI                                            ANNUAL
      Tremont Core                                   REPORT
      Diversified Hedge Fund                         March 31, 2003
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


TABLE OF CONTENTS

March 31, 2003 Annual Report
OFI Tremont Core Diversified Hedge Fund



Report of Independent Auditors                                                 2

Statement of Assets and Liabilities                                            3

Schedule of Investments                                                        4

Statement of Operations                                                        6

Statement of Changes in Net Assets                                             7

Statement of Cash Flows                                                        8

Financial Highlights                                                           9

Notes to Financial Statements                                                 10

Trustees and Officers (unaudited)                                             14




                    1 OFI Tremont Core Diversified Hedge Fund

REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of OFI Tremont Core Diversified Hedge Fund


We have audited the accompanying statement of assets and liabilities of OFI Tremont Core Diversified Hedge Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations, cash flows and changes in net assets and the financial highlights for the period from January 2, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian and the general partners/managing members of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of OFI Tremont Core Diversified Hedge Fund at March 31, 2003, and the results of its operations, its cash flows, changes in its net assets and the financial highlights for the period from January 2, 2003 (commencement of operations) to March 31, 2003, in conformity with accounting principles generally accepted in the United States.

/S/Ernst & Young LLP

New York, New York
May 16, 2003

                    2 OFI Tremont Core Diversified Hedge Fund

STATEMENT OF ASSETS AND LIABILITIES

OFI Tremont Core Diversified Hedge Fund

Assets
                                                                  March 31, 2003
                                                                  --------------
Investments in investment funds, at value (cost $23,775,032)      $  24,432,965
Cash and cash equivalents (cost $1,329,516)                           1,329,516
Receivable from Adviser                                                  45,019
                                                                  --------------
Total Assets                                                         25,807,500
                                                                  --------------

Liabilities

Management fee                                                           95,714
Professional fees                                                        33,500
Administration fee                                                        9,572
Insurance fees                                                            6,000
Trustees' fees and expenses                                               4,000
Printing fees                                                             2,000
Miscellaneous fees                                                        5,825
                                                                  --------------
Total Liabilities                                                       156,611
                                                                  --------------

Net Assets                                                        $  25,650,889
                                                                  ==============

Composition of Net Assets
Par value of shares of beneficial interest
    ($0.001 par value, unlimited shares authorized)               $          25
Additional paid-in capital                                           24,992,931
Net unrealized appreciation on investments                              657,933
                                                                  --------------
Net Assets                                                        $  25,650,889
                                                                  ==============

Net Asset Value Per Share
     (based on net assets of $25,650,889 and 25,100 shares        $    1,021.95
                                                                  ==============
     of beneficial interest outstanding)



The accompanying notes are an integral part of these financial statements.

                    3 OFI Tremont Core Diversified Hedge Fund

SCHEDULE OF INVESTMENTS, MARCH 31, 2003
OFI Tremont Core Diversified Hedge Fund

                                                  % of
                                                Investment                             % of Net
Description                                     Fund Held      Cost         Value        Assets    Liquidity*
----------------------------------------------------------------------------------------------------------------
Investment Funds
Convertible Arbitrage
Advent Convertible Arbitrage Fund, L.P.               1.5%  $1,625,002    $1,719,067       6.7%    Quarterly
Forest Fulcrum Fund, L.P.                             2.1    1,500,002     1,582,730       6.2      Monthly
                                                            -----------------------------------
Total Convertible Arbitrage                                  3,125,004     3,301,797      12.9

Equity Market Neutral
Barclays Global Investors The 32 Capital Fund
Ltd.                                                  0.5    1,625,002     1,652,913       6.4      Monthly
Twin Saje, L.P.                                       3.0    1,062,502     1,068,990       4.2     Quarterly
Twin Momentum Partners, L.P.                          2.3      187,500       197,219       0.8     Quarterly
                                                            -----------------------------------
Total Equity Market Neutral                                  2,875,004     2,919,122      11.4

Event Driven
Avenue Investments, L.P.                              0.5    1,500,002     1,615,361       6.3      Annually
GoldenTree High Yield Partners, L.P.                  0.4    1,500,002     1,608,170       6.2    Semi-Annually
Brencourt Arbitrage, L.P.                             1.0    1,500,002     1,507,293       5.9     Quarterly
Halcyon Fund, L.P.                                    0.6    1,250,002     1,309,264       5.1      Annually
ReCap Partners, L.P.                                  3.3    1,250,002     1,286,972       5.0     Quarterly
                                                            -----------------------------------
Total Event Driven                                           7,000,010     7,327,060      28.5

Long/Short Equity
Pan Capital LLC                                       1.6    1,750,002     1,703,207       6.6      Annually
Standard Pacific Capital Offshore Fund Ltd
(Class A)                                             0.1    1,650,002     1,645,413       6.4      Monthly
Trisun Capital Fund, L.P.                             3.6    1,625,002     1,635,607       6.4      Annually
New Castle Market Neutral (U.S.), L.P.                0.9    1,500,002     1,534,100       6.0      Monthly
Orchard Capital Partners (Q.P.), L.P.                 5.8    1,500,002     1,451,363       5.7     Quarterly
                                                            -----------------------------------
Total Long/Short Equity                                      8,025,010     7,969,690      31.1

Multi Strategy
Canyon Value Realization Fund, L.P.                   0.3    1,500,002     1,615,946       6.3      Annually
Sagamore Hill Partners, L.P.                          0.4    1,250,002     1,299,350       5.0     Quarterly
                                                            -----------------------------------
Total Multi Strategy                                         2,750,004     2,915,296      11.3
                                                            -----------------------------------


Total Investments in Investment Funds                       23,775,032    24,432,965      95.2



The accompanying notes are an integral part of these financial statements.

                    4 OFI Tremont Core Diversified Hedge Fund

SCHEDULE OF INVESTMENTS, MARCH 31, 2003              CONTINUED


OFI Tremont Core Diversified Hedge Fund


                                                                                                   % of Net
Short-Term Investment                                                 Cost           Value          Assets

Citibank II Money Market Deposit Account                            1,329,516      1,329,516           5.2
                                                                 ------------------------------------------
                                                                  $25,104,548     25,762,481         100.4
Total Investments in Investment Funds and Short-Term Investment  ============
Liabilities in Excess of Other Assets                                              (111,592)         (0.4)
                                                                              -----------------------------
Net Assets                                                                      $ 25,650,889        100.0%
                                                                              =============================


Detailed information about the Investment Funds' portfolios is not available. *Available frequency of redemptions after initial lock-up period.



The accompanying notes are an integral part of these financial statements.

                    5 OFI Tremont Core Diversified Hedge Fund

STATEMENT OF OPERATIONS

OFI Tremont Core Diversified Hedge Fund

                                                                 Period from January 2, 2003
                                                                (commencement of operations)
                                                                      to March 31, 2003
                                                               -------------------------------
Investment Income
     Interest                                                                    $      4,548
                                                               -------------------------------

Expenses
     Management fee                                                                    95,714
     Professional fees                                                                 33,500
     Administration fee                                                                 9,572
     Insurance fees                                                                     6,000
     Trustees' fees and expenses                                                        4,000
     Printing fees                                                                      2,000
     Miscellaneous                                                                      5,825
                                                               -------------------------------
Total expenses                                                                        156,611
Less: Waiver of expense by the Adviser                                                (45,019)
                                                               -------------------------------
Net expenses                                                                          111,592

Net Investment Loss                                                                  (107,044)
                                                               -------------------------------

Net Change in Unrealized Appreciation on Investments                                  657,933
                                                               -------------------------------

                                                                                 $    550,889
Net Increase in Net Assets Resulting from Operations           ===============================


The accompanying notes are an integral part of these financial statements.


                    6 OFI Tremont Core Diversified Hedge Fund

STATEMENT OF CHANGES IN NET ASSETS

OFI Tremont Core Diversified Hedge Fund


                                                                     Period from January 2, 2003
                                                                    (commencement of operations)
                                                                          to March 31, 2003
                                                                    ----------------------------
From Operations
Net investment loss                                                             $     (107,044)
Net change in unrealized appreciation on investments                                    657,933
                                                                    ----------------------------
Net increase in net assets resulting from operations                                    550,889
                                                                    ----------------------------

From Beneficial Interest Transactions
Proceeds from sales of shares of beneficial interest                                 25,000,000
                                                                    ----------------------------

Total increase                                                                       25,550,889
Beginning of period                                                                     100,000*
                                                                    ----------------------------
End of period                                                                   $    25,650,889
                                                                    ============================


* The Fund was initially capitalized with $100,000 of capital on December 16, 2002.



The accompanying notes are an integral part of these financial statements.


                    7 OFI Tremont Core Diversified Hedge Fund

STATEMENT OF CASH FLOWS

OFI Tremont Core Diversified Hedge Fund

                                                                      Period from January 2, 2003
                                                                     (commencement of operations)
                                                                           to March 31, 2003
                                                                     ----------------------------
Cash Flows from Operating Activities
Net increase in net assets resulting from operations                              $      550,889
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
     Purchases of investments                                                       (23,775,032)
     Net unrealized appreciation on investments                                        (657,933)
     Increase in receivable from Adviser                                                (45,019)
     Increase in management fee payable                                                   95,714
     Increase in professional fees payable                                                33,500
     Increase in administration fee payable                                                9,572
     Increase in insurance fees payable                                                    6,000
     Increase in Trustees' fees and expenses payable                                       4,000
     Increase in printing fees payable                                                     2,000
     Increase in miscellaneous fees payable                                                5,825
                                                                     ----------------------------
Net cash used in operating activities                                               (23,770,484)

Cash Flows from Financing Activities
     Proceeds from sales of shares of beneficial interest                             25,000,000
                                                                     ----------------------------


Net increase in cash and cash equivalents                                              1,229,516
Cash and cash equivalents at beginning of period                                         100,000
                                                                     ----------------------------
Cash and cash equivalents at end of period                                        $    1,329,516
                                                                     ============================



The accompanying notes are an integral part of these financial statements.

                    8 OFI Tremont Core Diversified Hedge Fund

FINANCIAL HIGHLIGHTS

OFI Tremont Core Diversified Hedge Fund


Selected data for a share of beneficial                        Period from January 2, 2003
interest outstanding throughout the period                     (commencement of operations)
                                                                    to March 31, 2003
                                                               ----------------------------
Per Share Operating Data
Net asset value, beginning of period                                        $     1,000.00

Income (loss) from investment operations:
Net investment loss                                                                 (4.26)
Net unrealized gain                                                                  26.21
                                                               ----------------------------
Total income from investment operations                                              21.95
                                                               ----------------------------
Net asset value, end of period                                              $     1,021.95
                                                               ============================

Total Return, at Net Asset Value*                                                    2.20%


Ratios / Supplemental Data
Net assets, end of period                                                   $   25,650,889
Ratios to average net assets:**
Net investment loss                                                                (1.68)%
Expenses                                                                            2.46 %
Expenses, net of waiver of expenses by the Adviser                                  1.75 %

Portfolio turnover***                                                                   0%



*Assumes an investment at the net asset value at the commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

**Annualized for periods of less than one full year.

***Represents the lesser of purchases or sales of investments in Investment Funds divided by the average value of investments in Investment Funds.




The accompanying notes are an integral part of these financial statements.

                    9 OFI Tremont Core Diversified Hedge Fund

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003
OFI Tremont Core Diversified Hedge Fund

1.   Organization
     OFI Tremont Core Diversified Hedge Fund (the "Fund"), was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers employing a wide range of specialized investment strategies. The Fund will allocate its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets. The Fund commenced operations on January 2, 2003.

     OFI Institutional Asset Management, Inc. (the "Adviser"), a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

     Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

     OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. OFI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

     The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding shares. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase shares as of December 31, 2003, and thereafter, four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The Fund anticipates that the Board will limit each repurchase to no more than 25% of the Fund's total assets, although the limit for any one repurchase may be lower. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

                   10 OFI Tremont Core Diversified Hedge Fund

2.   Significant Accounting Policies
     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     a.   Portfolio Valuation
     The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board

     b.  Income Recognition and Expenses
     Interest income is recorded on the accrual basis. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/(depreciation) on investments on the statement of operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are charged to capital as incurred.

     The Adviser directly assumed all offering costs associated with the initial registration and offering of shares. In addition, the Adviser assumed all organizational expenses directly at the time of the seeding of the Fund.

     c.  Federal Taxes
     The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

     d.  Dividends and Distributions to Shareholders
     Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. Capital gain distributions, if any, are declared and paid annually.

                   11 OFI Tremont Core Diversified Hedge Fund

     e. Classification of Dividends and Distributions to Shareholders
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     The Fund adjusts the composition of net assets to reflect permanent differences between financial statement amounts and amounts determined in accordance with income tax regulations. Accordingly, during the period ended March 31, 2003, amounts have been reclassified to reflect a decrease in additional paid-in capital of $107,044 and a decrease in accumulated net investment loss of $107,044. Net assets of the Fund were unaffected by the reclassifications. This reclassification resulted from the difference in the tax treatment of net operating losses.

     As of March 31, 2003, the component of distributable earnings on a tax basis was as follows:

         Net unrealized appreciation on investments $657,933

     f.  Cash and Cash Equivalents
     Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

3.   Management Fee, Related Party Transactions and Other
     As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.50% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares). For the period ended March 31, 2003, the Management Fee incurred by the Fund was $95,714. The Adviser pays a monthly fee to the Investment Manager equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. The fee is payable to the Investment Manager by the Adviser and not the Fund.
     In addition, the Adviser has voluntarily agreed to waive a portion of its Management Fee in order to limit total expenses of the Fund to 1.75% of the average net assets of the Fund. For the period ended March 31, 2003, the Adviser waived management fees in the amount of $45,019.

     Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among others things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. The Adviser has retained the Investment Manager to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Investment Manager equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Investment Manager by the Adviser and not the Fund.

     The Adviser intends to pay a portion of its Management Fee, not to exceed 20% of its Management Fee, to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund, assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

                   12 OFI Tremont Core Diversified Hedge Fund

     As of March 31, 2003, OFI owns all of the 25,100 shares outstanding of the Fund, valued at $25,650,889.

     Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Investment Manager.

     A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer, plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses.

     Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.

4.   Shares of Beneficial Interest
     The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest consisted of subscriptions of 25,000 shares (proceeds $25,000,000) during the period ended March 31, 2003. The Fund sold 100 shares (proceeds $100,000) to OFI upon the seeding of the Fund on December 16, 2002.

5.   Investments in Investment Funds
     At March 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the schedule of investments.

     For the period ended March 31, 2003, the aggregate cost of purchases of Investment Funds was $23,775,032.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by each Investment Fund on Schedule K-1. At March 31 2003, the cost basis of investments for Federal income tax purposes is estimated to be substantially the same as for financial reporting purposes. At March 31, 2003, gross unrealized appreciation on investments was $757,956 and gross unrealized depreciation on investments was $100,023, resulting in net unrealized appreciation on investments of $657,933.

6.   Financial Instruments with Off-Balance Sheet Risk
     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

                   13 OFI Tremont Core Diversified Hedge Fund

TRUSTEES AND OFFICERS (UNAUDITED)

The address of each Trustee and Interested Trustee in the charts below is 6803
S. Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------
                                           Independent Trustees
-------------------------------------------------------------------------------------------------------------
Name, Position(s) Held       Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
with Fund, Length of         Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
Service, Age                 Trustee
-------------------------------------------------------------------------------------------------------------
Ronald J. Abdow,             President (since 1959) of Abdow Corporation (operator of restaurants); Trustee
Trustee (since 2002)         of the following real estate businesses (owners and operators of restaurants):
Age: 71                      G&R Realty Co. Trust (since 1978), G&R Trust (since 1973), Abdow Partnership
                             (since 1975), Auburn Associates (since 1983);
                             Hazard Associates (since 1985); Chairman (since
                             1996) of Western Mass Development Corp. (non-profit
                             development); Chairman of American International
                             College (non-profit college); Trustee (since 1993)
                             of MML Series Investment Fund and Trustee (since
                             1994) of MassMutual Institutional Funds (MMIF)
                             (open-end investment companies). Oversees 9
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------
Joseph M. Wikler,            Self-employed as an investment consultant; a director of Lakes Environmental
Trustee (since 2002)         Association (since 1996), and Medintec (since 1992) and Cathco (since 1995)
Age: 62                      (medical device companies); and a member of the investment committee of the
                             Associated Jewish Charities of Baltimore (since
                             1994); formerly a director of Fortis/Hartford
                             mutual funds (1994 - December 2001). Oversees 7
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------
Peter I. Wold,               President of Wold Properties, Inc. (an oil and gas exploration and production
Trustee (since 2002)         company); Vice President, Secretary and Treasurer of Wold Trona Company, Inc.
Age: 55                      (soda ash processing and production); Vice President of Wold Talc Company,
                             Inc. (talc mining); Managing Member,
                             Hole-in-the-Wall Ranch (cattle ranching); formerly
                             Director and Chairman of the Board, Denver Branch
                             of the Federal Reserve Bank of Kansas City
                             (1993-1999) and Director of PacifiCorp. (1995 -
                             1999), an electric utility. Oversees 7 portfolios
                             in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                           Interested Trustee
-------------------------------------------------------------------------------------------------------------
Name, Position(s) Held       Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
with Fund, Length of         Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
Service, Age                 Trustee
-------------------------------------------------------------------------------------------------------------
Eustis Walcott 1,            Principal with Ardsley Associates (since August 2000) (consulting firm);
Trustee (since 2002)         formerly Senior Vice President, MassMutual Financial Group (May 1990 - July
Age: 65                      2000). Trustee (since 2000) of Cornerstone Real Estate Advisors, MML Investors
                             Services (since 2000), OFI Trust Company (since
                             2001) and the American International College (since
                             1995). Oversees 7 portfolios in the
                             OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------

----------
1 Eustis Walcott is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his former position as an officer of the Adviser's parent company.

                   14 OFI Tremont Core Diversified Hedge Fund

The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------------------------------
                                           Interested Trustee and Officer
-------------------------------------------------------------------------------------------------------------
Name, Position(s) Held       Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
with Fund, Length of         Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
Service, Age                 Trustee
-------------------------------------------------------------------------------------------------------------
John V. Murphy 2,            Chairman, Chief Executive Officer and director (since June 2001) and President
President, Trustee and       (since September 2000) of OFI; President and a director or trustee of other
Chairman of the Board of     Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Trustees                     Acquisition Corp. (OFI's parent holding company) and of Oppenheimer
(since 2002)                 Partnership Holdings, Inc. (a holding company subsidiary of OFI); a director
Age: 53                      (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of
                             OFI); Chairman and a director (since July 2001) of Shareholder Services, Inc.
                             and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of
                             OFI); President and a director (since July 2001) of OppenheimerFunds Legacy
                             Program (a charitable trust program established by OFI); a director of the investment advisory subsidiaries of OFI: OFI Institutional Asset Management,
                             Inc. and Centennial Asset Management Corporation (since November 2001),
                             HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                             (since July 2001); President (since November 1, 2001) and a director (since July
                             2001) of Oppenheimer Real Asset Management, Inc.; a director (since November
                             2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.
                             (Investment advisory affiliates of OFI); Executive Vice President (since
                             February 1997) of Massachusetts Mutual Life Insurance Company (OFI's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly,
                             Chief Operating Officer (September 2000-June 2001) of OFI; President and trustee
                             (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                             Institutional Funds (open-end investment companies); a director (September
                             1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive
                             Officer and director (September 1999-August 2000) of MML Bay State Life
                             Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                             Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                             Oversees 74 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------


2 John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Adviser, and as a shareholder of its parent company.

                                  15 OFI Tremont Core Diversified Hedge Fund

The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, death or removal.

------------------------------------------------------------------------------------------------------------------------
                                                       Officers
------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with    Principal Occupation(s) During Past 5 Years
Fund, Length of Service, Age
------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,               Senior Vice President and Treasurer (since March 1999) of OFI; Treasurer (since March
Treasurer, Principal           1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
Financial and Accounting       Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc.,
Officer (since 2002)           Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc. (since March
Age: 43                        2000), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since
                               May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                               Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of OFI); Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                               2000); formerly Principal and Chief Operating Officer (March 1995-March 1999) of
                               Bankers Trust Company-Mutual Fund Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------
Robert G. Zack,                Senior Vice President (since May 1985) and General Counsel (since February
Secretary (since 2002)         2002) of OFI; General Counsel and a director (since November 2001) of
Age: 54                        OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                               (since November 2001) of HarbourView Asset Management Corporation; Vice
                               President and a director (since November 2000) of Oppenheimer Partnership
                               Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                               November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                               Inc., OFI Private Investments, Inc., OFI Trust Company and OFI Institutional
                               Asset Management, Inc.; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; a director (since November 2001) of Oppenheimer
                               Real Asset Management, Inc.; Assistant Secretary and a director (since November
                               2001) of OppenheimerFunds International Ltd.; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of
                               Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                               OFI; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001);
                               OppenheimerFunds International Ltd. And Oppenheimer Millennium Funds plc
                               (October 1997-November 2001). An officer of 90 portfolios in the
                               OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                   16 OFI Tremont Core Diversified Hedge Fund

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
498 Seventh Avenue, New York, NY 10018
(C)Copyright 2003, OppenheimerFunds Distributor, Inc. All rights reserved.
RA0482.001.0503   May 30, 2003
                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.